N-4	Oct. 25, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Oct. 25, 2024
Amendment Flag	false
Lincoln InvestmentSolutions RIA [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:

●	i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, and on and after August 19, 2024;
●	Lincoln ProtectedPay Select Core® and Estate LockSM,
●	Lincoln ProtectedPay Select Core®,
●	Lincoln ProtectedPay Select Plus®,
●	Lincoln ProtectedPay Select Max®,
●	Lincoln Market Select® Advantage,
●	Lincoln Max 6 SelectSM Advantage,
●	4LATER® Select Advantage,
●	Lincoln Wealth PassSM,
●	Lincoln Long-Term CareSM Advantage, or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one or these riders.

Additionally, the American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you may allocate 100% of Account Value for elections of i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020.

Please note that your Contract may not offer every rider impacted by these requirements.

Some Portfolio Companies not Available for All Benefits [Text Block]

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:

●	i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, and on and after August 19, 2024;
●	Lincoln ProtectedPay Select Core® and Estate LockSM,
●	Lincoln ProtectedPay Select Core®,
●	Lincoln ProtectedPay Select Plus®,
●	Lincoln ProtectedPay Select Max®,
●	Lincoln Market Select® Advantage,
●	Lincoln Max 6 SelectSM Advantage,
●	4LATER® Select Advantage,
●	Lincoln Wealth PassSM,
●	Lincoln Long-Term CareSM Advantage, or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one or these riders.

Additionally, the American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you may allocate 100% of Account Value for elections of i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020.

Please note that your Contract may not offer every rider impacted by these requirements.